Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024		Mar. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	[1]	495,000,000		495,000,000
Ordinary shares, shares issued		6,581,250	[1]	6,581,250
Ordinary shares, shares outstanding	[1]	6,581,250		6,581,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	[1]	5,000,000		5,000,000
Ordinary shares, shares issued	[1]	5,000,000		5,000,000
Ordinary shares, shares outstanding	[1]	5,000,000		5,000,000

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024